Schedule of Anti-dilutive securities (Details) shares in Thousands	6 Months Ended
Jun. 30, 2026 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,663,285
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,358,535
Contingent Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,304,750